Intangible Assets - Schedule of Intangible Assets (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Less: Accumulated amortization	$ 26,635	$ 20,816	$ 11,117
Intangible assets, net	506,071	499,596	544,744
Land Use Rights at Cost [Member]
Intangible assets, gross	$ 532,706	$ 520,412	$ 555,861